Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Price	The aggregate purchase price consisted of the following:
Restricted stock consideration	6,090,000
Total	$6,090,000

Schedule of Estimated Fair Value of Assets Acquired and Liabilities

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	4,455,882
Total	$6,090,000

Schedule of Unaudited Pro Forma Information Below Presents the Consolidated Results Operations

The following unaudited pro forma information below presents the consolidated results operations data as if the acquisition of Simplicity Esports, LLC took place on June 1, 2017:

	Year Ended May 31, 2019	Year Ended May 31, 2018

Total Revenue	$53,932	$—
Net (Loss)	$(3,767,067)	$(210,657)
Basic Net Loss Per Share	$(1.06)	$0.00

Simplicity Esports, LLC Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Price	The aggregate purchase price consisted of the following:
Restricted stock consideration	6,090,000
Total	$6,090,000

Schedule of Estimated Fair Value of Assets Acquired and Liabilities

The following table summarizes the estimated fair value of the Simplicity Esports, LLC assets acquired and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	$6,090,000

Schedule of Unaudited Pro Forma Information Below Presents the Consolidated Results Operations

The following unaudited pro forma information below presents the consolidated results operations data as if the acquisition of Simplicity Esports, LLC took place on June 1, 2018:

Six Months Ended November 30, 2018

Total Revenue	$16,000
Net Loss	$(3,180,000)
Basic Net Loss Per Share	$(1.35)

PLAYlive Nations, Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Price	The aggregate purchase price consisted of the following:
Restricted stock consideration	1,440,000
Total	$1,440,000

Schedule of Estimated Fair Value of Assets Acquired and Liabilities

The following table summarizes the estimated fair value of the PLAYlive assets acquired and liabilities assumed at the date of acquisition:

Cash	26,000
Property, plant and equipment (provisional)	9,000
Net deferred revenue (provisional)	(818,000)
Customer relationships (provisional)	-
Accounts payable and accrued liabilities	(4,000)
Goodwill (provisional)	2,227,000
Total	$1,440,000

Schedule of Unaudited Pro Forma Information Below Presents the Consolidated Results Operations

The following unaudited pro forma information below presents the consolidated results operations data as if the acquisition of PLAYlive took place on June 1, 2018:

	Six Months Ended November 30, 2019	Six Months Ended November 30, 2018

Total Revenue	$437,000	$350,000
Net Loss	$(890,000)	$(3,017,000)
Basic Net Loss Per Share	$(0.12)	$(1.28)